Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
16.	FAIR VALUE MEASUREMENTS
ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	–	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	–
Include observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3	–	Unobservable inputs which are supported by little or no market activity.
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis
In accordance with ASC 820, the Company measures short-term investment, equity investments with readily determinable fair value and derivatives instruments on a recurring basis. The fair value of time deposits is determined based on the prevailing interest rates in the market. The fair value of wealth management products is measured based on observable market prices, when available. If observable market prices are not available, the Company determines fair value based using a market-based discount rate and considers recent market transactions, experience with similar securities, and current business conditions. In 2020, upon the completion of Li Auto IPO, the fair value of the Company’s investment in the equity security of publicly listed company is measured using quoted market prices. In 2019, long-term investment includes investment in Li Auto which was then a private company, which does not have readily determinable market values and is measured on a non-recurring
basis. The Company uses a combination of valuation methodologies, including market and income approaches based on the Company’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing, future cash flow forecasts, liquidity factors and selection of the comparable companies.
The Company did not transfer any assets in or out of level 3 during the years ended December 31, 2019 and 2020.
The following table summarizes the Company’s financial assets measured and recorded at fair value on recurring basis as of December 31, 2019:

	As of December 31, 2019
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Asset:
Short-term investment	—	597,265,740	—	597,265,740

Liability:
Derivative financial liability	—	3,289,676	—	3,289,676
The following table summarizes the Company’s financial assets and financial liabilities measured and recorded at fair value on recurring basis as of December 31, 2020:

	As of December 31, 2020
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Asset:
Short-term investment	3,686,543,199	655,813,413	—	4,342,356,612

	As of December 31, 2020
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	US$	US$	US$	US$
Assets:
Short-term investment	564,987,463	100,507,803	—	665,495,266
Assets measured at fair value on a
non-recurring
basis
For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured
to fair value (Note 3). The
non-recurring
fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Company. These non-recurring
fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as volatility of comparable companies and probability of exit events as it relates to liquidation and redemption preferences.